Filed electronically with the Securities and
                   Exchange Commission on February 26, 1997.
                                                                File No. 2-13628
                                                                 File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                          --
         Post-Effective Amendment No.     79
                                          --

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     31
                           --

                            Scudder Investment Trust
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
          ----

           X      on March 1, 1997 pursuant to paragraph (b)
          ----

                  60 days after filing pursuant to paragraph (a)(i)
          ----

                  on _______________ pursuant to paragraph (a)(i)
          ----

                  75 days after filing pursuant to paragraph (a)(ii)
          ----

                  on _______________ pursuant to paragraph (a)(ii) of Rule 485.
          ----

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on December 26, 1996.

                            SCUDDER INVESTMENT TRUST
                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

                           ---------------------------
PART A
------
     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND  ORGANIZATION--Investment adviser and Transfer      agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--  Dividends and capital
                     Securities                     gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax Information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time, Minimum balances, Third party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE

                                       1


                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                                       2

                            SCUDDER INVESTMENT TRUST
                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND FINANCIAL INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS

        5A.          Management Discussion of       SHAREHOLDER BENEFITS--A team approach to investing
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                              gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time, Minimum balances, Third party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number and Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE


                                       3

                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)


PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage commissions
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                                       4

                            SCUDDER INVESTMENT TRUST
                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
------
     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                     ADDITIONAL INFORMATION ABOUT POLICIES AND  INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                              gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time, Minimum balances, Third party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE



                                       5

                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



[Image]     Scudder Quality Growth Fund Profile
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     January 1, 1997

     ----------------------------------------------------------------------

     1. What Is The Fund's Objective?

     Scudder Quality Growth Fund seeks long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

     2. What Does The Fund Invest In?

     The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially strong U.S. growth companies which are considered to be of above-average financial quality. These equity securities consist of common stocks, preferred stocks and securities convertible into common stocks. The common stocks in which the Fund invests qualify, at the time of purchase, for one of the three highest equity ranking categories of Standard & Poor's (A+, A, or A-) or, if not ranked, are of equivalent quality as determined by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. The Fund emphasizes well managed medium- to large-sized companies (annual revenues of $200 million or more and market capitalization of at least $300 million) with prospects for above average growth in earnings, cash flow or assets relative to the overall market as defined by the S&P 500. The Fund generally emphasizes investments in U.S. companies, although it may invest in foreign securities that meet the same criteria as the Fund's domestic holdings.

     3. What Are The Risks Of Investing In The Fund?

     Movements of the stock market will affect the Fund's share price, which is likely to vary from day to day. The value of your investment may decline as a result of declines in the overall stock market or in the types of securities held in the Fund's portfolio. In rising markets, the types of stocks emphasized in the Fund may underperform other sectors of the stock market. You incur principal risk because your shares, when sold, may be worth more or less than what you paid for them.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking long-term growth of capital and:

        o plan to hold your investment for several years,
        o can tolerate fluctuations in share price,
        o have or plan to have other investments for the benefit of diversification, and
        o understand the risks of stock market investing.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Quality Growth Fund are:

       Shareholder transaction expenses -
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses -
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended October 31, 1995.

       Investment management fee                          0.70%

       12b-1 fees                                         None

       Other expenses                                     0.47%
                                                          ------

       Total Fund operating expenses                      1.17%
                                                          ====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $12            $37               $64               $142

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed since it commenced operations on May 15, 1991, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.

     THE ORIGINAL VERSION CONTAINS A BAR CHART HERE:

     BAR CHART TITLE:      Total returns for years ended December 31:
     CHART DATA:
                              1992        6.66%
                              1993       -0.01
                              1994       -1.34
                              1995       32.50
                              1996       18.22


                                              One Year  Five Years  Life of Fund
                                              ----------------------------------
     The Fund's Average Annual Total Return
     for the period ended December 31, 1996     18.22%      10.51%      14.08%


     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process.

     Lead Portfolio Manager Valerie F. Malter joined Scudder in 1995 and is responsible for the Fund's investment strategy and daily operation. Ms. Malter has 10 years of experience as an analyst covering a wide range of industries, and three years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. Bruce F. Beaty, Portfolio Manager, contributes expertise in technology, a role he has filled since the Fund's inception. Mr. Beaty joined Scudder in 1991 and has 15 years of investing experience. Michael K. Shields, Portfolio Manager, focuses on the Fund's healthcare stocks. Mr. Shields joined the Fund and Scudder in 1992 and has 14 years of experience in the financial industry.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     The Fund typically makes dividends and capital gains distributions, if any, in December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Generally, dividends from net investment income are taxable to investors as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund


     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

          Part A (the Prospectus for Scudder Large Company Growth Fund)
          -------------------------------------------------------------


Part A of this Post-Effective Amendment No. 79 to the Registration Statement is incorporated by reference in its entirety to the Scudder Investment Trust's current Post-Effective Amendment No. 78 on Form N-1A filed on December 30, 1996.

               Part B (the Statement of Additional Information for
               ---------------------------------------------------
                       Scudder Large Company Growth Fund)
                       ----------------------------------


Part B of this Post-Effective Amendment No. 79 to the Registration Statement is incorporated by reference in its entirety to the Scudder Investment Trust's current Post-Effective Amendment No. 78 on Form N-1A filed on December 30, 1996.

                            SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------
                  a.       Financial Statements

                           Included in Part A:

                                    For Scudder Growth and Income Fund:
                                    Financial highlights for the ten fiscal years ended December 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No. 75 to the
                                    Registration Statement.)

                                    For Scudder Large Company Growth Fund:
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the five fiscal years ended
                                    October 31, 1996

                                    For Scudder Classic Growth Fund:
                                    Financial Highlights to be filed by amendment.

                           Included in the Part B:

                                    For Scudder Growth and Income Fund:
                                    Investment Portfolio as of December 31, 1995
                                    Statement of Assets and Liabilities as of December 31, 1995
                                    Statement of Operations for the year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31, 1995
                                    Financial Highlights for the ten fiscal years ended December 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 75 to the
                                    Registration Statement.)

                                    For Scudder Large Company Growth Fund:
                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statements of Changes in Net Assets for the three fiscal years ended October 31, 1996
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the five fiscal years ended
                                    October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Scudder Classic Growth Fund:
                                    Statement of Assets and Liabilities as of September 5, 1996 and related notes
                                    (Incorporated by reference to Post-Effective Amendment No. 77 to the
                                    Registration Statement.)

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                                              All references are to the Registrant's Registration Statement on
                                              Form N-1A filed with the Securities and Exchange Commission.  File
                                              Nos. 2-13628 and 811-43. ("Registration Statement").

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated November 4, 1987 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              November 14, 1990 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                                      (a)(3)  Certificate of Amendment of Declaration of Trust dated February 12,
                                              1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)(1)  Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Growth and Income
                                              Fund and Scudder Quality Growth Fund is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (b)(2)  Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Classic Growth
                                              Fund is incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement ("Post-Effective Amendment No. 76").

                             2.       (a)     By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (b)     Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)     Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest with
                                              $0.01 par value of Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59 to the Registration
                                              Statement ("Post-Effective Amendment No. 59").

                                  Part C-Page 2


                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder, Stevens & Clark, Inc.
                                              ("Scudder") dated November 14, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (b)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Quality Growth Fund) and Scudder dated May 9, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder dated August 10, 1993 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (d)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder dated August 8, 1995 is incorporated by reference to Post-Effective Amendment No. 75 to the
                                              Registration Statement ("Post-Effective Amendment No. 75").

                                      (e)     Form of Investment Management Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder, Stevens & Clark,
                                              Inc. is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement ("Post-Effective Amendment No. 77").

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., formerly Scudder Fund Distributors, Inc., dated
                                              September 10, 1985 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant (on behalf of Scudder
                                              Growth and Income Fund) and State Street Bank and Trust Company
                                              ("State Street Bank") dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (a)(2)  Amendment dated April 1, 1985 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(3)  Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                 Part C-Page 3

                                      (a)(4)  Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(5)  Amendment dated July 29, 1991 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(6)  Custodian fee schedule for Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(7)  Custodian fee schedule for Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)(1)  Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)(1)  Subcustodian Agreement between State Street Bank and The Chase
                                              Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (d)     Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                              Growth and Income Fund is incorporated by reference to
                                              Post-Effective Amendment No. 72 to the Registration Statement
                                              ("Post-Effective Amendment No. 72").

                                      (e)     Form of Custodian fee schedule for Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 77 to the
                                              Registration Statement ("Post-Effective Amendment No. 77").

                             9.       (a)(1)  Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(2)  Revised fee schedule dated October 6, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 76
                                              ("Post-Effective Amendment No. 76").

                                      (a)(3)  Form of revised fee schedule for Exhibit 9(a)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                 Part C-Page 4

                                      (b)(1)  COMPASS Service Agreement and fee schedule with Scudder Trust
                                              Company dated January 1, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (b)(2)  COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                              Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").

                                      (b)(3)  Form of revised fee schedule for Exhibit 9(b)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                              Corporation dated November 1, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 72.

                                      (d)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting
                                              Corporation dated October 17, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 73.

                                      (e)     Form of Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund
                                              Accounting Corporation is incorporated by reference to
                                              Post-Effective Amendment No. 77 to the Registration Statement
                                              ("Post-Effective Amendment No. 77").

                                      (f)(1)  Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (f)(2)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Quality Growth Fund and
                                              Scudder Growth and Income Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals is
                                              incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                 Part C-Page 5

                                      (b)     Scudder Individual Retirement Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (c)     SEP-IRA is incorporated by reference to Post-Effective Amendment No.
                                              78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (d)     Scudder Funds 403(b) Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation is filed herein.
                                              Power of Attorney is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                             17.              Article 6 Financial Data Schedules are filed herein.


Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of January 31, 1997).
--------          ---------------------------------------------------------

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------
                   Shares of beneficial interest
                   ($0.01 par value):

                   Scudder Growth and Income Fund                                       179,050
                   Scudder Large Company Growth Fund                                     14,986

Item 27.          Indemnification.
--------          ----------------
                  A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including
                  Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No
                           Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the
                           Trust.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its
                           Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or

                                 Part C-Page 6

                           reckless disregard of his duties with respect to such Person; and all such
                           Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any
                           Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the
                           Trust, he shall not, on account thereof, be held to any personal liability.
                           The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such
                           Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.  The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder.  The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any
                           Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and
                                    the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a Series thereof, or the
                                    Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful

                                 Part C-Page 7

                                    misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A) by the court or other body approving the settlement or other disposition; or

                                            (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the
                                            Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal
                                            counsel.

                           (c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)  Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
                           Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                                    (ii) a majority of the Disinterested Trustees acting on the matter
                                    (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                    As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

                                 Part C-Page 8

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**

                                 Part C-Page 9

                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*

                                 Part C-Page 10

                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**

                                 Part C-Page 11

                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**

                                 Part C-Page 12

                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                    Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao,
                    Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter,
                    Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust

                                 Part C-Page 13

                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk`
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

                                 Part C-Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         David S. Lee                      Director, President and Assistant       President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
                 -----------             -----------       ---------------       -----------

               Scudder Investor              None                None                None               None
                Services, Inc.

                                 Part C-Page 15

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.



                                 Part C-Page 16

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24 day of February, 1997.

                                        SCUDDER INVESTMENT TRUST

                                   By   /s/Thomas F. McDonough
                                        ------------------------------------
                                        Thomas F. McDonough, Vice President,
                                        Secretary and Assistant Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                                   DATE
---------                            -----                                   ----

/s/Daniel Pierce
-------------------------
Daniel Pierce*                       President (Principal Executive          February 24, 1997
                                     Officer) and Trustee


/s/Henry P. Becton, Jr.
-------------------------
Henry P. Becton, Jr.*                Trustee                                 February 24, 1997


/s/Dudley H. Ladd
-------------------------
Dudley H. Ladd*                      Trustee                                 February 24, 1997


/s/George M. Lovejoy, Jr.
-------------------------
George M. Lovejoy, Jr.*              Trustee                                 February 24, 1997


/s/Wesley W. Marple, Jr.
-------------------------
Wesley W. Marple, Jr.*               Trustee                                 February 24, 1997


/s/Jean C. Tempel
-------------------------
Jean C. Tempel*                      Trustee                                 February 24, 1997



SIGNATURE                            TITLE                                   DATE
---------                            -----                                   ----

/s/Pamela A. McGrath
-------------------------
Pamela A. McGrath                    Treasurer (Principal Financial and      February 24, 1997
                                     Accounting Officer) and Vice President




*By:     /s/Thomas F. McDonough
         -----------------------
         Thomas F. McDonough**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the
         Registration Statement filed February 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment
         No. 72 to the Registration Statement filed
         February 28, 1995.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24 day of February, 1997.

                                                  SCUDDER INVESTMENT TRUST


                                           By     /s/Thomas F. McDonough
                                                  ------------------------------
                                                  Thomas F. McDonough,
                                                  Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a Trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                            TITLE                                   DATE
---------                            -----                                   ----

/s/Kathryn L. Quirk
-------------------------
Kathryn L. Quirk                     Trustee                                 February 24, 1997



                                                                File No. 2-13628
                                                                File No. 811-43


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 79

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 31

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER INVESTMENT TRUST

                            SCUDDER INVESTMENT TRUST

                                  EXHIBIT INDEX


                                   Exhibit 11

                                   Exhibit 17